Prepaid Expenses and Other Current Assets - Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Current tax assets	$ 3,489	$ 4,545
Prepaid Expenses	4,341	6,026
Other	4,602	4,095
Prepaid expenses and other current assets	$ 12,432	$ 14,666